                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act File Number: 811-21668

                    Cohen & Steers Dividend Value Fund, Inc.
               (Exact name of registrant as specified in charter)

                      757 Third Avenue, New York, NY 10017
               (Address of principal executive offices) (Zip code)

                                Adam M. Derechin
                     Cohen & Steers Capital Management, Inc.
                                757 Third Avenue
                            New York, New York 10017
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (212) 832-3232

                      Date of fiscal year end: February 28

                    Date of reporting period: August 31, 2005

Item 1. Reports to Stockholders.


--------------------------------------------------------------------------------
                    COHEN & STEERS DIVIDEND VALUE FUND, INC.
--------------------------------------------------------------------------------

                               Performance Summary
                   (period ended August 31, 2005) (unaudited)


                                                             Including            Excluding
                                                           Sales Charge         Sales Charge
                                                           ------------         ------------
Cohen & Steers Dividend Value Fund, Inc. - Class A            -3.75%                 0.79%

Cohen & Steers Dividend Value Fund, Inc. - Class C            -0.21%                 0.79%

Cohen & Steers Dividend Value Fund, Inc. - Class I               ---                 0.79%

Russell 1000 Value Index(a)                                      ---                 1.13%

The performance data quoted represents past performance. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate and shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Performance information current to the most recent month-end can be obtained by visiting our website at cohenandsteers.com. The performance table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Return figures for Class A shares are calculated without and with the effect of the initial 4.50% maximum sales charge. Returns for Class C shares are calculated without and with the effect of the 1% contingent deferred sales charge charged only on redemptions made within one year of the date of purchase. Class I shares are not subject to sales charges.

Through February 28, 2007, the fund's advisor has contractually agreed to waive certain fees and/or reimburse the fund for expenses. Absent such arrangements, returns would have been lower. The performance data quoted above does not reflect the 1% redemption fee charged on certain Class A and Class I redemptions and exchanges within six months of purchase. If such fee was included, returns would have been lower.

(a) The Russell 1000 Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. Indexes are unmanaged and their returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

--------------------------------------------------------------------------------
                    COHEN & STEERS DIVIDEND VALUE FUND, INC.
--------------------------------------------------------------------------------

                                 Expense Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees; and (2) ongoing costs including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 08/31/05.


                                 Actual Expenses

The first line of the table below provides information about actual account values and expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.


                  Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

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                    COHEN & STEERS DIVIDEND VALUE FUND, INC.
--------------------------------------------------------------------------------

                                              Beginning                  Ending                 Expenses Paid
                                            Account Value             Account Value           During Period **
                                      ------------------------------------------------------------------------------

                                             8/31/2005*                8/31/2005*                 08/31/05
                                      ------------------------------------------------------------------------------
Class A
Actual (0.79% return)                                 $1,000.00                 $1,007.90                     $0.04
Hypothetical (5% annual
return before expenses)                               $1,000.00                 $1,000.10                     $0.04

Class C
Actual (0.79% return)                                 $1,000.00                 $1,007.90                     $0.06
Hypothetical (5% annual
return before expenses)                               $1,000.00                 $1,000.08                     $0.06

Class I
Actual (0.79% return)                                 $1,000.00                 $1,007.90                     $0.03
Hypothetical (5% annual
return before expenses)                               $1,000.00                 $1,000.11                     $0.03


* Begininng account value as of the opening of business on 8/31/05; ending account value as of the close of business on 8/31/05.

** Expenses are equal to the fund's Class A, Class C and Class I annualized expense ratio of 1.50%, 2.15% and 1.15%, respectively, multiplied by the average account value over the period, multiplied by 1/365 (to reflect the fiscal period). If the fund had borne all of its expenses that were assumed by the advisor, the annualized expense ratios would have been 19.05%, 19.70% and 18.70%, respectively.

--------------------------------------------------------------------------------
                    COHEN & STEERS DIVIDEND VALUE FUND, INC.
--------------------------------------------------------------------------------

                                 AUGUST 31, 2005
                                Top Ten Holdings
                                   (Unaudited)



                                                                      Market                % of
      Security                                                         Value             Net Assets
      --------                                                         -----             ----------
   1. Wells Fargo & Co.                                              $     77,506               2.5%
   2. Johnson & Johnson                                                    63,390               2.0%
   3. Edison International                                                 63,042               2.0%
   4. Northrop Grumman Corp.                                               61,699               2.0%
   5. Citigroup                                                            61,278               2.0%
   6. Pfizer                                                               61,128               2.0%
   7. JPMorgan Chase & Co.                                                 61,002               2.0%
   8. GlobalSantaFe Corp.                                                  60,944               2.0%
   9. Wal-Mart de Mexico SA de CV (ADR)                                    60,760               1.9%
  10. General Electric Co.                                                 60,498               1.9%



                                Sector Breakdown
                                   (Unaudited)


                                                                       % of
      Sector                                                        Net Assets
      ------                                                        ----------
      Financial                                                             26.6%
      Consumer - Non-Cyclical                                               13.5%
      Consumer - Cyclical                                                   11.6%
      Industrial                                                            10.9%
      Energy                                                                 8.0%
      Utility                                                                5.0%
      Real Estate                                                            4.9%
      Telecommunications                                                     4.8%
      Other                                                                  6.2%
      Other Assets in Excess of Liabilities                                  8.5%

--------------------------------------------------------------------------------
                    COHEN & STEERS DIVIDEND VALUE FUND, INC.
--------------------------------------------------------------------------------


                             SCHEDULE OF INVESTMENTS
                           August 31, 2005 (Unaudited)

                                                                                     Number
                                                                                    of Shares            Value
                                                                                    ---------            -----
COMMON STOCK                                                          91.5%
    BASIC MATERIALS-CHEMICAL                                           1.9%
           Alcoa................................................................         1,100         $    29,469
           Dow Chemical Co......................................................           700              30,240
                                                                                                       -----------
                                                                                                            59,709
                                                                                                       -----------
    COMMERCIAL SERVICES                                                1.4%
           Paychex..............................................................         1,300              44,369
                                                                                                       -----------
    CONSUMER-CYCLICAL                                                 11.6%
       APPAREL                                                         1.5%
           Nike.................................................................           600              47,346
                                                                                                       -----------
       AUTO MANUFACTURERS                                              0.9%
           PACCAR...............................................................           400              28,032
                                                                                                       -----------
       AUTO PARTS EQUIPMENT                                            2.4%
           Autoliv..............................................................         1,000              44,500
           Magna International..................................................           400              29,384
                                                                                                       -----------
                                                                                                            73,884
                                                                                                       -----------
       HOME BUILDERS                                                   1.1%
           D.R. Horton..........................................................           900              33,228
                                                                                                       -----------
       HOTEL                                                           0.9%
           Harrah's Entertainment...............................................           400              27,824
                                                                                                       -----------
       LEISURE TIME                                                    0.9%
           Carnival Corp........................................................           600              29,604
                                                                                                       -----------
       RETAIL                                                          2.9%
           Nordstrom............................................................           900              30,222
           Wal-Mart de Mexico SA de CV (ADR)....................................         1,400              60,760
                                                                                                       -----------
                                                                                                            90,982
                                                                                                       -----------
       TOYS/GAMES/HOBBIES                                              1.0%
           Mattel...............................................................         1,700              30,651
                                                                                                       -----------
           TOTAL CONSUMER-CYCLICAL .............................................                           361,551
                                                                                                       -----------

                 See accompanying notes to financial statements.

--------------------------------------------------------------------------------
                    COHEN & STEERS DIVIDEND VALUE FUND, INC.
--------------------------------------------------------------------------------


                      SCHEDULE OF INVESTMENTS--(Continued)
                           August 31, 2005 (Unaudited)


                                                                                     Number
                                                                                    of Shares           Value
                                                                                    ---------           -----
    CONSUMER-NON-CYCLICAL                                             13.5%
       AGRICULTURE                                                     1.9%
           Altria Group.........................................................           400         $    28,280
           Monsanto Co..........................................................           500              31,920
                                                                                                       -----------
                                                                                                            60,200
                                                                                                       -----------
       BEVERAGE                                                        0.9%
           Diageo PLC (ADR).....................................................           500              28,855
                                                                                                       -----------
       COSMETICS/PERSONAL CARE                                         1.4%
           Procter & Gamble Co..................................................           800              44,384
                                                                                                       -----------
       HEALTHCARE PRODUCTS                                             4.0%
           Becton Dickinson & Co................................................           600              31,578
           Johnson & Johnson....................................................         1,000              63,390
           Smith & Nephew PLC (ADR).............................................           600              29,220
                                                                                                       -----------
                                                                                                           124,188
                                                                                                       -----------
       HEALTHCARE SERVICES                                             1.4%
           HCA..................................................................           900              44,370
                                                                                                       -----------
       PHARMACEUTICAL                                                  3.9%
           Abbott Laboratories..................................................         1,300              58,669
           Pfizer...............................................................         2,400              61,128
                                                                                                       -----------
                                                                                                           119,797
                                                                                                       -----------
           TOTAL CONSUMER-NON-CYCLICAL .........................................                           421,794
                                                                                                       -----------
    ENERGY                                                             8.0%
       OIL & GAS                                                       6.5%
           BP PLC (ADR).........................................................           700              47,866
           ChevronTexaco Corp...................................................           500              30,700
           ConocoPhillips.......................................................           500              32,970
           GlobalSantaFe Corp...................................................         1,300              60,944
           Valero Energy Corp...................................................           300              31,950
                                                                                                       -----------
                                                                                                           204,430
                                                                                                       -----------

                 See accompanying notes to financial statements.

--------------------------------------------------------------------------------
                    COHEN & STEERS DIVIDEND VALUE FUND, INC.
--------------------------------------------------------------------------------


                      SCHEDULE OF INVESTMENTS--(Continued)
                           August 31, 2005 (Unaudited)



                                                                                     Number
                                                                                    of Shares            Value
                                                                                    ---------            -----

       OIL & GAS SERVICES                                              1.5%
           Baker Hughes.........................................................           800           $  47,000
                                                                                                       -----------
           TOTAL ENERGY ........................................................                           251,430
                                                                                                       -----------
    FINANCIAL                                                         26.6%
       BANK                                                            8.7%
           Bank of America Corp.................................................         1,400              60,242
           North Fork Bancorporation............................................         2,200              60,478
           TCF Financial Corp...................................................         1,100              31,141
           US Bancorp...........................................................         1,500              43,830
           Wells Fargo & Co.....................................................         1,300              77,506
                                                                                                       -----------
                                                                                                           273,197
                                                                                                       -----------
       DIVERSIFIED FINANCIAL SERVICE                                   8.4%
           Citigroup............................................................         1,400              61,278
           Countrywide Financial Corp...........................................           900              30,411
           Franklin Resources...................................................           600              48,264
           Freddie Mac..........................................................           500              30,190
           JPMorgan Chase & Co..................................................         1,800              61,002
           Morgan Stanley.......................................................           600              30,522
                                                                                                       -----------
                                                                                                           261,667
                                                                                                       -----------
       INSURANCE                                                       9.5%
           ACE Ltd..............................................................         1,300              57,733
           Aflac.................................................................          700              30,254
           Allstate Corp........................................................           800              44,968
           American International Group.........................................           300              17,760
           Fidelity National Financial..........................................           800              31,296
           HCC Insurance Holdings...............................................         2,200              58,630
           XL Capital Ltd.......................................................           800              55,600
                                                                                                       -----------
                                                                                                           296,241
                                                                                                       -----------
           TOTAL FINANCIAL .....................................................                           831,105
                                                                                                       -----------

                 See accompanying notes to financial statements.

--------------------------------------------------------------------------------
                    COHEN & STEERS DIVIDEND VALUE FUND, INC.
--------------------------------------------------------------------------------


                      SCHEDULE OF INVESTMENTS--(Continued)
                           August 31, 2005 (Unaudited)

                                                                                    Number
                                                                                   of Shares             Value
                                                                                   ---------             -----
    INDUSTRIAL                                                        10.9%
       AEROSPACE & DEFENSE                                             3.1%
           General Dynamics Corp................................................           300         $    34,377
           Northrop Grumman Corp................................................         1,100              61,699
                                                                                                       -----------
                                                                                                            96,076
                                                                                                       -----------
       BUILDING MATERIALS                                              1.1%
           Cemex SA de CV (ADR).................................................           700              33,369
                                                                                                       -----------
       COMPUTERS                                                       2.0%
           Hewlett-Packard Co...................................................         1,100              30,536
           International Business Machines Corp.................................           400              32,248
                                                                                                       -----------
                                                                                                            62,784
                                                                                                       -----------
       DIVERSIFIED MANUFACTURING                                       1.9%
           General Electric Co..................................................         1,800              60,498
                                                                                                       -----------
       ENVIRONMENTAL CONTROL                                           1.4%
           Waste Management.....................................................         1,600              43,888
                                                                                                       -----------
       TRANSPORTATION                                                  1.4%
           United Parcel Service................................................           600              42,534
                                                                                                       -----------
           TOTAL INDUSTRIAL                                                                                339,149
                                                                                                       -----------
    REAL ESTATE                                                        4.9%
       APARTMENT                                                       1.1%
           AvalonBay Communities................................................           400              33,616
                                                                                                       -----------
       HOTEL                                                           0.9%
           Starwood Hotels & Resorts Worldwide..................................           500              29,150
                                                                                                       -----------
       INDUSTRIAL                                                      1.0%
           ProLogis.............................................................           700              30,457
                                                                                                       -----------
       OFFICE                                                          0.9%
           Boston Properties....................................................           400              28,460
                                                                                                       -----------
       REGIONAL MALL                                                   1.0%
           Simon Property Group.................................................           400              30,428
                                                                                                       -----------
           TOTAL REAL ESTATE ...................................................                           152,111
                                                                                                       -----------



                 See accompanying notes to financial statements.

--------------------------------------------------------------------------------
                    COHEN & STEERS DIVIDEND VALUE FUND, INC.
--------------------------------------------------------------------------------


                      SCHEDULE OF INVESTMENTS--(Continued)
                           August 31, 2005 (Unaudited)


                                                                                     Number
                                                                                   of Shares             Value
                                                                                   ---------             -----
    TECHNOLOGY-SEMICONDUCTORS                                          2.9%
           Intel Corp...........................................................         1,700         $    43,724
           Microchip Technology.................................................         1,500              46,680
                                                                                                       -----------
                                                                                                            90,404
                                                                                                       -----------
    TELECOMMUNICATIONS                                                 4.8%
           Harris Corp..........................................................           800              30,888
           Nokia Corp. (ADR)....................................................         1,900              29,963
           Verizon Communications...............................................           900              29,439
           Vodafone Group PLC (ADR).............................................         2,200              59,950
                                                                                                       -----------
                                                                                                           150,240
                                                                                                       -----------
    UTILITY                                                            5.0%
       ELECTRIC - DISTRIBUTION                                         2.0%
           Edison International.................................................         1,400              63,042
                                                                                                       -----------
       ELECTRIC - INTEGRATED                                           3.0%
           Exelon Corp..........................................................           600              32,334
           FPL Group............................................................         1,400              60,326
                                                                                                       -----------
                                                                                                            92,660
                                                                                                       -----------
           TOTAL UTILITY .......................................................                           155,702
                                                                                                       -----------



TOTAL INVESTMENTS (Identified cost-$2,834,238).................       91.5%                              2,857,564

OTHER ASSETS IN EXCESS OF LIABILITIES..........................        8.5%                                266,034
                                                                 ----------                         --------------

NET ASSETS.....................................................      100.0%                         $    3,123,598
                                                                 ==========                         ==============

Note: Percentages indicated are based on the net assets of the fund.
ADR          American Depositary Receipt

                 See accompanying notes to financial statements.

--------------------------------------------------------------------------------
                    COHEN & STEERS DIVIDEND VALUE FUND, INC.
--------------------------------------------------------------------------------

                       STATEMENT OF ASSETS AND LIABILITIES
                           August 31, 2005 (Unaudited)


ASSETS:
     Investments in securities at value (Identified cost - $2,834,238) ............................   $ 2,857,564
     Cash .........................................................................................       100,275
     Receivable for fund shares sold ..............................................................     3,000,000
     Deferred offering costs ......................................................................       194,466
     Receivable due from advisor ..................................................................         1,633
                                                                                                      -----------
            Total Assets ..........................................................................     6,153,938
                                                                                                      -----------

LIABILITIES:
     Payable for investment securities purchased ..................................................     2,834,238
     Payable for offering costs ...................................................................       195,000
     Payable to administrator .....................................................................           225
     Payable for directors fees ...................................................................           148
     Payable to investment advisor ................................................................             2
     Other liabilities ............................................................................           727
                                                                                                      -----------
            Total Liabilities .....................................................................     3,030,340
                                                                                                      -----------


NET ASSETS ........................................................................................   $ 3,123,598
                                                                                                      ===========


NET ASSETS consist of:
     Paid-in capital ..............................................................................   $ 3,100,275
     Net investment loss ..........................................................................            (3)
     Net unrealized appreciation on investments ...................................................        23,326
                                                                                                      -----------
                                                                                                      $ 3,123,598
                                                                                                      ===========


     CLASS A SHARES:
                          NET ASSETS ..............................................................   $     1,155

                          Shares issued and outstanding ($0.001 par value common stock outstanding)           100
                                                                                                      -----------
                          Net asset value and redemption price per share ..........................   $     11.55
                                                                                                      ===========
                          Maximum offering price per share ($11.55 [div] 0.955)(a) ................   $     12.09
                                                                                                      ===========

     CLASS C SHARES:
                          NET ASSETS ..............................................................   $     1,155

                          Shares issued and outstanding ($0.001 par value common stock outstanding)           100
                                                                                                      -----------
                          Net asset value and offering price per share(b) .........................   $     11.55
                                                                                                      ===========

     CLASS I SHARES:
                          NET ASSETS ..............................................................   $ 3,121,288

                          Shares issued and outstanding ($0.001 par value common stock outstanding)       270,330
                                                                                                      -----------
                          Net asset value, offering and redemption price per share ................   $     11.55
                                                                                                      ===========

     ----------------
(a)  On investments of $100,000 or more, the offering price is reduced.

(b) Redemption price per share is equal to the net asset value per share less any applicable deferred sales charge which varies with the length of time shares are held.



                 See accompanying notes to financial statements

--------------------------------------------------------------------------------
                    COHEN & STEERS DIVIDEND VALUE FUND, INC.
--------------------------------------------------------------------------------

                             STATEMENT OF OPERATIONS
                       For August 31, 2005(a) (Unaudited)

Expenses:
     Offering costs ...............................................................................   $       534
     Professional fees ............................................................................           393
     Administration fees ..........................................................................           225
     Directors' fees and expenses .................................................................           148
     Shareholder reporting expenses ...............................................................           137
     Custodian fees and expenses ..................................................................            76
     Transfer agent fees ..........................................................................            61
     Registration and filing fees .................................................................            44
     Investment advisory fees .....................................................................             2
     Miscellaneous ................................................................................            16
                                                                                                      -----------
         Total Expenses ...........................................................................         1,636
     Reduction of Expenses ........................................................................        (1,633)
                                                                                                      -----------
         Net Expenses .............................................................................             3
                                                                                                      -----------
Net Investment Loss ...............................................................................            (3)
                                                                                                      -----------

Net change in unrealized appreciation on investments ..............................................        23,326
                                                                                                      -----------

Net Increase in Net Assets Resulting from Operations ..............................................   $    23,323
                                                                                                      ===========


-------------
(a)  Commencement of operations


                 See accompanying notes to financial statements

--------------------------------------------------------------------------------
                    COHEN & STEERS DIVIDEND VALUE FUND, INC.
--------------------------------------------------------------------------------

                 STATEMENT OF CHANGES IN NET ASSETS (Unaudited)



                                                                                                              For
                                                                                                       August 31, 2005(a)
                                                                                                      --------------------
Change in Net Assets:
  From Operations:
    Net investment loss ...........................................................................   $                 (3)
    Net change in unrealized appreciation on investments ..........................................                 23,326
                                                                                                      --------------------
      Net increase in net assets resulting from operations ........................................                 23,323
                                                                                                      --------------------

Capital Stock Transactions:
  Increase in net assets from fund share transactions .............................................              3,000,000
                                                                                                      --------------------
    Total increase in net assets ..................................................................              3,023,323

Net Assets:
  Beginning of period .............................................................................                100,275
                                                                                                      --------------------
  End of period(b) ................................................................................   $          3,123,598
                                                                                                      ====================


-----------
     (a)  Commencement of operations.
     (b)  Includes a net investment loss of $3.



                 See accompanying notes to financial statements

--------------------------------------------------------------------------------
                    COHEN & STEERS DIVIDEND VALUE FUND, INC.
--------------------------------------------------------------------------------


                           FINANCIAL HIGHLIGHTS (Unaudited)

     The following table includes selected data for a share outstanding throughout the period and other performance information derived from the financial statements. It should be read in conjunction with the financial statements and notes thereto.

                                                                              For August 31, 2005(a)
                                                             --------------------------------------------------------
Per Share Operating Performance:                                 Class A             Class C             Class I
--------------------------------                             ----------------    ----------------    ----------------
Net asset value, beginning of period .....................   $          11.46    $          11.46    $          11.46
                                                             ----------------    ----------------    ----------------

Income from investment operations:
         Net investment loss(b) ..........................               0.00                0.00                0.00
         Net unrealized gain on investments ..............               0.09                0.09                0.09
                                                             ----------------    ----------------    ----------------
         Total income from investment operations .........               0.09                0.09                0.09
                                                             ----------------    ----------------    ----------------

         Net increase in net asset value .................               0.09                0.09                0.09
                                                             ----------------    ----------------    ----------------
Net asset value, end of period ...........................   $          11.55    $          11.55    $          11.55
                                                             ================    ================    ================

=============================================================================    ================    ================

Total investment return(c) ...............................               0.79%               0.79%               0.79%

=============================================================================    ================    ================

Ratios/Supplemental Data:
Net assets, end of period (in thousands) .................   $            1.2    $            1.2    $        3,100.0
                                                             ================    ================    ================

Ratio of expenses to average daily net assets
         (before expense reduction)(d,e) .................              19.05%              19.70%              18.70%
                                                             ================    ================    ================

Ratio of expenses to average daily net assets
         (net of expense reduction)(d,e) .................               1.50%               2.15%               1.15%
                                                             ================    ================    ================

Ratio of net investment income to average daily net assets
         (before expense reduction)(d,e) .................            -19.05%             -19.70%             -18.70%
                                                             ================    ================    ================

Ratio of net investment income to average daily net assets
         (net of expense reduction)(d,e) .................             -1.50%              -2.15%              -1.15%
                                                             ================    ================    ================

Portfolio turnover rate(c) ...............................                  0%                  0%                  0%
                                                             ================    ================    ================

---------
     (a)  Commencement of operations.
     (b)  Amount is less than $0.005.
     (c)  Not annualized.
     (d)  Annualized.
     (e) Reflects overall fund ratios for investment income and non-class specific expenses. Average daily net assets do not include a $3,000,000 subscription reflected in the financial statements, but not recorded on the fund's books until the next business day.



                 See accompanying notes to financial statements

--------------------------------------------------------------------------------
                    COHEN & STEERS DIVIDEND VALUE FUND, INC.
--------------------------------------------------------------------------------

                    NOTES TO FINANCIAL STATEMENTS (Unaudited)

Note 1. Significant Accounting Policies

       Cohen & Steers Dividend Value Fund, Inc. (the fund) was incorporated under the laws of the State of Maryland on November 9, 2004 and is registered under the Investment Company Act of 1940, as amended, as a nondiversified, open-end management investment company. The fund's investment objectives are to provide a relatively high level of current income and long term growth of income and capital appreciation. The fund had no operations until July 22, 2005 when it sold 100 shares each of Class A, C, and 8,550 shares of Class I for $100,275 to Cohen & Steers Capital Management, Inc. (the advisor). Investment operations commenced on August 31, 2005. The authorized shares of the fund are divided into three classes designated Class A, C, and I shares. Each of the fund's shares has equal dividend, liquidation and voting rights (except for matters relating to distributions and shareholder servicing of such shares).

       The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (GAAP). The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

       Portfolio Valuation: Investments in securities that are listed on the New York Stock Exchange are valued, except as indicated below, at the last sale price reflected at the close of the New York Stock Exchange on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices for the day or, if no asked price is available, at the bid price.

       Securities not listed on the New York Stock Exchange but listed on other domestic or foreign securities exchanges or admitted to trading on the National Association of Securities Dealers Automated Quotations, Inc. (Nasdaq) national market system are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined as reflected on the tape at the close of the exchange representing the principal market for such securities.

       Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by the advisor to be over-the-counter, but excluding securities admitted to trading on the Nasdaq National List, are valued at the official closing prices as reported by Nasdaq, the National Quotation Bureau, or such other comparable sources as the Board of Directors deem appropriate to reflect their fair market value. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices for the day, or if no asked price is available, at the bid price. Where securities are traded on more than one exchange and also over-the-counter, the securities will generally be valued using the quotations the Board of Directors believes most closely reflect the value of such securities.

       Securities for which market prices are unavailable will be valued at fair value pursuant to procedures approved by the fund's Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange

--------------------------------------------------------------------------------
                    COHEN & STEERS DIVIDEND VALUE FUND, INC.
--------------------------------------------------------------------------------

              NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include recent transactions in comparable securities, information relating to the specific security and developments in the markets.

       The fund's use of fair value pricing may cause the net asset value of fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

       To the extent the fund holds securities that are primarily listed on foreign exchanges that trade on weekends or days when the fund does not price its shares, the value of the securities held in the fund may change on days when you will not be able to purchase or redeem fund shares.

       Short-term debt securities, which have a maturity date of 60 days or less, are valued at amortized cost, which approximates value.

       Security Transactions and Investment Income: Security transactions are recorded on trade date. Realized gains and losses on investments sold are recorded on the basis of identified cost. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. The fund records distributions received in excess of income from underlying investments as a reduction of cost of investments and/or realized gain. Such amounts are based on estimates if actual amounts are not available, and actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The fund adjusts the estimated amounts of the components of distributions (and consequently its net investment income) as an increase to unrealized appreciation/ (depreciation) and realized gain/(loss) on investments as necessary once the issuers provide information about the actual composition of the distributions. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

       Dividends and Distributions to Shareholders: Dividends from net investment income are declared and paid quarterly. Dividends and distributions to shareholders are recorded on the ex-dividend date and are automatically reinvested in full and fractional shares of the fund based on the net asset value per share at the close of business on the ex-dividend date unless the shareholder has elected to have them paid in cash.

       A portion of the fund's dividends may consist of amounts in excess of net investment income derived from nontaxable components of the dividends from the fund's portfolio investments. Net realized capital gains, unless offset by any available capital loss carryforward, are distributed to shareholders annually.

       Dividends from net investment income and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from GAAP.

       Federal Income Taxes: It is the policy of the fund to qualify as a regulated investment company, if such qualification is in the best interest of the shareholders, by complying with the requirements of

--------------------------------------------------------------------------------
                    COHEN & STEERS DIVIDEND VALUE FUND, INC.
--------------------------------------------------------------------------------

              NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

Subchapter M of the Internal Revenue Code applicable to regulated investment companies, and by distributing substantially all of its taxable earnings to its shareholders. Accordingly, no provision for federal income or excise tax is necessary.



Note 2. Investment Advisory and Administration Fees and Other Transactions with Affiliates

       Investment Advisory Fees: Pursuant to an investment advisory agreement (the advisory agreement) with the fund, the advisor provides the fund with the day-to-day investment decisions and generally manages the fund's investments in accordance with the stated policies of the fund, subject to the supervision of the fund's Board of Directors. For the services provided to the fund, the advisor receives a fee, accrued daily and paid monthly at the annual rate of 0.80% of the average daily net assets of the fund up to and including $1.5 billion and 0.70% of the average daily net asset above $1.5 billion.

       For August 31, 2005 (commencement of operations) and through February 28, 2007, the advisor has contractually agreed to waive its fee and/or reimburse the fund for expenses incurred to the extent necessary to maintain the fund's operating expenses at 1.50% for Class A shares, 2.15% for Class C shares and 1.15% for Class I shares.

       Administration Fees: The fund has entered into an administration agreement with the advisor under which the advisor performs certain administrative functions for the fund and receives a fee, accrued daily and paid monthly at the annual rate of 0.04% of the fund's average daily net assets.

       Distribution Fees: Cohen & Steers Securities, LLC (the distributor), an affiliated entity of the advisor, distributes the shares of the fund. The fund has adopted a distribution plan (the plan) pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the plan, the fund may not incur distribution fees which exceed an annual rate of 0.25% of the average daily net assets attributable to the Class A shares and 0.75% of the average daily net assets attributable to the Class C shares.

       Shareholder Servicing Fees: The fund has adopted a shareholder services plan which provides that the fund may obtain the services of qualified financial institutions to act as shareholder servicing agents for their customers. For these services, the fund may pay the shareholder servicing agent a fee at an annual rate of up to 0.10% of the average daily net asset value of the fund's Class A shares and up to 0.25% of the average daily net asset value of the fund's Class C shares.

       Directors' Fees: Certain directors and officers of the fund are also directors, officers, and/or employees of the advisor. None of the directors and officers so affiliated received compensation from the fund for their services.

--------------------------------------------------------------------------------
                    COHEN & STEERS DIVIDEND VALUE FUND, INC.
--------------------------------------------------------------------------------

              NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

Note 3. Purchases and Sales of Securities

       Purchases and sales of securities, excluding short-term investments, for August 31, 2005 totaled $2,834,238 and $0, respectively.


Note 4. Income Tax Information

       At August 31, 2005 the cost of investments and net unrealized appreciation for federal income tax purposes were as follows:

           Aggregate cost.....................................................    $       2,834,238
                                                                                  ===================
           Gross unrealized appreciation......................................    $          24,357
           Gross unrealized depreciation......................................              (1,031)
                                                                                  -------------------
           Net unrealized appreciation .......................................    $          23,326
                                                                                  ===================

--------------------------------------------------------------------------------
                    COHEN & STEERS DIVIDEND VALUE FUND, INC.
--------------------------------------------------------------------------------

              NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)


Note 5. Capital Stock

       The fund is authorized to issue 200 million shares of capital stock, at a par value of $0.001 per share. The Board of Directors of the fund may increase or decrease the aggregate number of shares of common stock that the fund has authority to issue. At August 31, 2005, the advisor owned all of the fund's outstanding shares. Transactions in fund shares were as follows:


                                                           For
                                                     August 31, 2005(a)
                                            -----------------------------------
                                                Shares            Amount
                                            ---------------  ------------------
CLASS A:
   Sold...................................             0     $          0
                                            ============     ============


CLASS C:
   Sold..................................              0     $          0
                                            ============     ============



CLASS I:
   Sold..................................        261,780     $  3,000,000
                                            ============     ============



--------------
(a)    Commencement of operations

--------------------------------------------------------------------------------
                    COHEN & STEERS DIVIDEND VALUE FUND, INC.
--------------------------------------------------------------------------------

                                OTHER INFORMATION


       A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 1-800-330-7348, (ii) on our Web site at cohenandsteers.com or (iii) on the Securities and Exchange Commission's Web site at http://www.sec.gov. In addition, beginning in August 2006, the fund's proxy voting record for the most recent 12-month period ended June 30 will be available (i) without charge, upon request, by calling 1-800-330-7348 or (ii) on the SEC's Web site at http://www.sec.gov.

       The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Forms N-Q are available (i) without charge, upon request by calling 1-800-330-7348, or (ii) on the SEC's Web site at http://www.sec.gov. In addition, the Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


       Please note that the distributions paid by the fund to shareholders are subject to recharacterization for tax purposes. The final tax treatment of these distributions is reported to shareholders on their 1099-DIV forms, which are mailed to shareholders after the close of each fiscal year. The fund may pay distributions in excess of the fund's net investment company taxable income and this excess would be a tax-free return of capital distributed from the fund's assets. To the extent this occurs, the fund's shareholders of record will be notified of the estimated amount of capital returned to shareholders for each such distribution and this information will also be available at cohenandsteers.com. Distributions of capital decrease the fund's total assets and, therefore, could have the effect of increasing the fund's expense ratio. In addition, in order to make these distributions, the fund may have to sell portfolio securities at a less than opportune time.

--------------------------------------------------------------------------------
                    COHEN & STEERS DIVIDEND VALUE FUND, INC.
--------------------------------------------------------------------------------


OFFICERS AND DIRECTORS                             KEY INFORMATION

Robert H. Steers                                   Investment Advisor
Director and co-chairman                           Cohen & Steers Capital Management, Inc.
                                                   757 Third Avenue
Martin Cohen                                       New York, NY 10017
Director and co-chairman                           (212) 832-3232

Bonnie Cohen                                       Subadministrator and Custodian
Director                                           State Street Bank and Trust Company
                                                   225 Franklin Street
George Grossman                                    Boston, MA 02110
Director
                                                   Transfer Agent
Richard E. Kroon                                   Boston Financial Data Services, Inc.
Director                                           66 Brooks Drive
                                                   Braintree, MA 02184
Richard J. Norman                                  (800) 437-9912
Director
                                                   Legal Counsel
Frank K. Ross                                      Simpson Thacher & Bartlett LLP
Director                                           425 Lexington Avenue
                                                   New York, NY 10017
Willard H. Smith Jr.
Director                                           Distributor
                                                   Cohen & Steers Securities, LLC
C. Edward Ward, Jr.                                757 Third Avenue
Director                                           New York, NY 10017

Adam M. Derechin                                   Nasdaq Symbol: Class A-DVFAX
President and chief executive officer                             Class C-DVFCX
                                                                  Class  I-DVFIX
Joseph M. Harvey
Vice president                                     Web site: cohenandsteers.com

Richard E. Helm                                    This report is authorized for delivery only to
Vice president                                     shareholders of Cohen & Steers Dividend Value
                                                   Fund, Inc. unless accompanied or preceded by the
Lawrence B. Stoller                                delivery of a currently effective prospectus
Secretary                                          setting forth details of the fund. Past
                                                   performance is of course no guarantee of future
Jay J. Chen                                        results and your investment may be worth more or
Treasurer                                          less at the time you sell.

John E. McLean
Chief compliance officer and assistant secretary

                                  COHEN & STEERS
                                  --------------
                                DIVIDEND VALUE FUND









                                 SEMIANNUAL REPORT
                                  AUGUST 31, 2005

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

Included in Item 1 above.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  Portfolio Managers of Closed-End Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

The board of directors of the registrant has adopted a Nominating Committee Charter which provides that the Nominating Committee (the "Committee") will consider and evaluate nominee candidates properly submitted by shareholders on the same basis as it considers and evaluates candidates recommended by other sources. The shareholder must submit any such recommendation in writing to the registrant, to the attention of the Secretary, at the address of the principal executive offices of the registrant. A copy of the qualifications and procedures that must be met or followed by shareholders to properly submit a nominee candidate to the Committee may be obtained by submitting a request in writing to the Secretary of the registrant.

Item 11. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable.

(a) (2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3) Not applicable.

(b) Certifications of principal executive officer and principal financial officer as required by Rule 30a- 2(b) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS DIVIDEND VALUE FUND, INC.

         By: /s/ Adam M. Derechin
             -------------------------------
                 Name:  Adam M. Derechin
                 Title: President and Chief Executive Officer

         Date: October 26, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


         By: /s/ Adam M. Derechin
             -------------------------------
                 Name:  Adam M. Derechin
                 Title: President and Chief Executive Officer
                        (principal executive officer)

         By: /s/ Jay J. Chen
             ----------------------------------------
                 Name:  Jay J. Chen
                 Title: Treasurer
                        (principal financial officer)


         Date: October 26, 2005


                             Statement of Differences

The Section symbol shall be expressed as..............................    'SS'
The division sign shall be expressed as ..............................   [div]